Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016